Major Customers and Suppliers (Tables)	6 Months Ended
Jun. 30, 2025
Major Customers and Suppliers [Abstract]
Schedule of Revenue by Major Customers and Suppliers

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024

Customer A	*	13%
Customer B	31%	*
Customer C	12%	9%
Customer D	15%	7%
Customer E	11%	*

The table below represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	For the Six Months Ended June 30,
	2025	2024

Supplier A	51%	37%
Supplier B	*	35%
Supplier C	*	11%
Supplier D	8%	*
Supplier E	5%	*